Employee benefits	6 Months Ended
Jun. 30, 2024
Employee Benefits
Employee benefits

13.	Employee benefits

Employee benefits are all forms of consideration given by an entity in exchange for service rendered by employees or for the termination of employment. It also includes expenses with directors and management. Such benefits include salaries, post-employment benefits, termination benefits and other benefits.

	06.30.2024	12.31.2023
Liabilities
Short-term employee benefits	1,418	1,986
Termination benefits	102	143
Post-employment benefits	14,620	16,382
Total	16,140	18,511
Current	2,299	2,932
Non-current	13,841	15,579

13.1.	Short-term employee benefits

	06.30.2024	12.31.2023
Variable compensation programs	193	464
Accrued vacation and 13th salary	683	574
Salaries and related charges and other provisions	248	343
Profit sharing	294	605
Total	1,418	1,986
Current	1,379	1,944
Non-current (1)	39	42
(1)	Remaining balance relating to the four-year deferral of 40% of the PPP portion of executive officers and the upper management.

The Company recognized the following amounts in the statement of income:

Expenses recognized in the statement of income	Jan-Jun/2024	Jan-Jun/2023	Apr-Jun/2024	Apr-Jun/2023
Salaries, accrued vacations and related charges	(1,867)	(1,604)	(943)	(857)
Variable compensation programs (1)	(179)	(271)	(100)	(131)
Profit sharing (1)	(311)	(67)	(135)	(32)
Management fees and charges	(7)	(5)	(4)	(3)
Total	(2,364)	(1,947)	(1,182)	(1,023)
(1)	It includes adjustments to provisions related to previous years.

13.1.1.	Variable compensation programs

Performance award programs (Programa de Prêmio por Desempenho - PRD and Programa de Prêmio por Performance - PPP)

In the six-month period ended June 30, 2024, the Company:

•	paid US$ 413 relating these programs, since the metrics relating to the Company’s and individual performance were achieved in 2023; and
•	provisioned US$ 180 relating to these programs for the six-month period ended June 30, 2024 (US$ 270 for the same period of 2023), recorded in other income and expenses, including variable compensation programs from consolidated companies.

Profit Sharing (Participações nos lucros ou resultados - PLR)

In the six-month period ended June 30, 2024, the Company:

•	paid US$ 571, considering the current agreement for this program, which provides individual limits according to employee remuneration; and
•	provisioned US$ 311 relating to this program for the six-month period ended June 30, 2024 (US$ 67 for the same period of 2023), recorded in other income and expenses.
13.2.	Termination benefits

Termination benefits are employee benefits provided in exchange for the termination of labor contract as a result of either: i) the Company’s decision to terminate the labor contract before the employee’s normal retirement date; or ii) an employee’s decision to accept an offer of benefits in exchange for the termination of their employment.

Voluntary severance programs

The Company has voluntary severance programs (PDV), specific for employees of the corporate segment and of divestment assets, which provide for the same legal and indemnity advantages. These programs are currently closed for enrollment.

Recognition of the liability and the expense for termination benefits occur as employees enroll to the programs.

The Company disburses the severance payments in two installments, one at the time of termination and the remainder one year after the termination.

As of June 30, 2024, from the balance of US$ 102, US$ 7 refers to the second installment of 146 retired employees and US$ 95 refers to 944 employees enrolled in voluntary severance programs with expected termination by 2027.

13.3.	Employee benefits (post-employment)

The Company maintains a health care plan for its employees in Brazil (active and retiree) and their dependents (“Saúde Petrobras”), and five major post-employment pension plans (collectively referred to as “pension plans”).

The following table presents the balance of post-employment benefits:

	06.30.2024	12.31.2023
Liabilities
Health Care Plan - Saúde Petrobras	8,758	9,662
Petros Pension Plan - Renegotiated (PPSP-R)	3,665	4,221
Petros Pension Plan - Non-renegotiated (PPSP-NR)	1,170	1,338
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	459	519
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	410	461
Petros 2 Pension Plan (PP-2)	158	181
Total	14,620	16,382
Current	885	907
Non-current	13,735	15,475

Health Care Plan

The health care plan Saúde Petrobras – AMS is managed and run by Petrobras Health Association (Associação Petrobras de Saúde – APS), a nonprofit civil association, and includes prevention and health care programs. The plan offers assistance to all employees, retirees, pensioners and eligible family members, according to the rules of the plan and the Collective Bargaining Agreement (ACT), and is open to new employees.

Benefits are paid by the Company based on the costs incurred by the participants. The financial participation of the Company and the beneficiaries on the expenses are provided for in the plan rules and in the ACT, being 60% by the Company and 40% by the participants until March 31, 2024.

As provided in clause 37 paragraph 2 of the ACT, if the resolutions No. 42/2022 and No. 49/2023 of the Commission on Corporate Governance and the Administration of Corporate Holdings of the Brazilian Federal Government (Comissão de Governança Corporativa e de Administração de Participações Societárias da União – CGPAR) were revoked or amended, allowing adjustments in the cost-sharing of health care plans, the Company and the labor unions would discuss a new cost-sharing arrangement, in order to minimize the impact on the income of its beneficiaries.

On April 26, 2024, the aforementioned resolutions were revoked and, for this reason, the Company and the unions entered into an agreement, in June 2024, via amendment to the current collective bargaining agreement, to resume the costing relationship previously practiced, with 70% covered by Petrobras and 30% by the beneficiaries, effective since April 2024. Due to this change, the Company carried out an intermediate remeasurement of the actuarial liabilities of this plan.

Intermediate remeasurement

The intermediate remeasurement of this post-employment plan made in the June 2024 resulted in a US$ 23 increase in actuarial liabilities, as follows: (i) a US$ 1,291 expense within other income and expenses, due to the change in the benefit costing; (ii) a US$ 1,265 gain within other comprehensive income due to the revision of actuarial assumptions, mainly the increase in the discount rate applied to actuarial liabilities, from 5.45% as of December 31, 2023 to 6.48% as of June 30, 2024, and to the reduction in the estimated change in medical and hospital medical costs, from 13.11% as of December 31, 2023 to 12.70% as of June 30, 2024; and (iii) a US$3 gain within translation adjustments.

The other actuarial assumptions used to carry out the intermediate remeasurement had no change.

13.3.1.	Sensitivity analysis of the defined benefit plans

The effect of a 100 basis points (bps) change in the discount rate and in the estimated future medical costs is set out below:

	Discount Rate		Expected changes in medical and hospital costs
	Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(896)	1,092	1,215	(1,003)
Current Service cost and interest cost	(25)	30	87	(71)

Pension plans

The Company’s post-retirement plans are managed by Petros Foundation (Fundação Petrobras de Seguridade Social), a nonprofit legal entity governed by private law with administrative and financial autonomy.

The net obligation with pension plans recorded by the Company is measured in accordance with the requirements of IFRS which has a different measurement methodology to that applicable to pension funds, regulated by the Post-Retirement Benefit Federal Council (Conselho Nacional de Previdência Complementar – CNPC).

On March 28, 2024, the Deliberative Council of Petros Foundation approved the financial statements of the pension plans for the year ended December 31, 2023, sponsored by the Company.

The following table below presents the reconciliation of the deficit of Petros Plan registered by Petros Foundation as of December 31, 2023 with the net actuarial liability registered by the Company at the same date:

	PPSP-R (1)	PPSP-NR (1)
Deficit registered by Petros	353	101
Ordinary and extraordinary future contributions - sponsor	4,735	1,392
Contributions related to the TFC - sponsor	791	477
Financial assumptions (interest rate and inflation), changes in fair value of plan assets and actuarial valuation method	(1,139)	(171)
Net actuarial liability recorded by the Company	4,740	1,799
(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

• Sponsor Contributions – in the calculation of the obligation, Petros considers the future cash flow of ordinary and extraordinary sponsor and participants contributions, discounted to present value, according to the CNPC criteria, while the Company only considers them as they are made.

• Financial Assumptions - the main difference is the definition of the real interest rate established by Petros, which is according to the expected profitability of the current investment portfolios and the parameters published by the CNPC, considering a moving average of recent years in setting safety limits. On the other hand, the Company determines the real interest rates through an equivalent rate that combines the maturity profile of pension and health care obligations with the future yield curve of long-term Brazilian Federal Government securities (“Tesouro IPCA”, formerly known as NTN).

• Changes in the fair value of plan assets – Petros measures government securities based on its curve, with a portfolio immunization strategy, while in the Company measures at market value.

13.3.2.	Changes in the actuarial liabilities recognized in the statement of financial position

Net actuarial liabilities represent the obligations of the Company, net of the fair value of plan assets (when applicable), at present value.

Changes in the actuarial liabilities related to pension and health care plans with defined benefit characteristics is presented as follows:

					2024
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Balance at December 31, 2023	4,740	1,799	181	9,662	16,382
Recognized in the Statement of Income	210	80	7	1,838	2,135
Past service cost	−	−	−	1,291	1,291
Current service cost	4	1	−	115	120
Net interest	206	79	7	432	724
Recognized in Equity - other comprehensive income	−	−	−	(1,265)	(1,265)
Remeasurement effects (2)	−	−	−	(1,265)	(1,265)
Cash effects	(215)	(66)	(6)	(195)	(482)
Contributions paid	(201)	(59)	(6)	(195)	(461)
Payments related to Term of financial commitment (TFC)	(14)	(7)	−	−	(21)
Other changes	(611)	(233)	(24)	(1,282)	(2,150)
Translation Adjustment	(611)	(233)	(24)	(1,282)	(2,150)
Balance at June 30, 2024	4,124	1,580	158	8,758	14,620
(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2)	Effects of the intermediate remeasurement on the health care plan, which changed the benefit costing.

					2023
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Balance at December 31, 2022	3,890	1,380	163	5,813	11,246
Recognized in the Statement of Income	242	82	15	420	759
Current service cost	5	1	5	71	82
Net interest	237	81	10	349	677
Recognized in Equity - other comprehensive income	109	−	−	−	109
Remeasurement effects (2)	109	−	−	−	109
Cash effects	(198)	(60)	(3)	(190)	(451)
Contributions paid	(184)	(54)	(3)	(190)	(431)
Payments related to Term of financial commitment (TFC)	(14)	(6)	−	−	(20)
Other changes	334	116	14	493	957
Others	−	−	−	1	1
Translation Adjustment	334	116	14	492	956
Balance at June 30, 2023	4,377	1,518	189	6,536	12,620
(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2)	It relates to a complement of 2022.

The net expense with pension and health care plans is presented below:

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses) (2)	(19)	(5)	(1)	(508)	(533)
Related to retirees (other income and expenses) (3)	(191)	(75)	(6)	(1,330)	(1,602)
Net costs for Jan-Jun/2024	(210)	(80)	(7)	(1,838)	(2,135)
Related to active employees (cost of sales and expenses)	(24)	(4)	(7)	(147)	(182)
Related to retirees (other income and expenses)	(218)	(78)	(8)	(273)	(577)
Net costs for Jan-Jun/2023	(242)	(82)	(15)	(420)	(759)
(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2)	It includes the effects of the intermediate remeasurement on the health care plan, which changed the benefit costing by US$ 291.
(3)	It includes the effects of the intermediate remeasurement on the health care plan, which changed the benefit costing by US$ 1,000.

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras
Related to active employees (cost of sales and expenses) (2)	(11)	(3)	−	(395)	(409)
Related to retirees (other income and expenses) (3)	(92)	(36)	(3)	(1,162)	(1,293)
Net costs for Apr-Jun/2024	(103)	(39)	(3)	(1,557)	(1,702)
Related to active employees (cost of sales and expenses)	(12)	(2)	(4)	(75)	(93)
Related to retirees (other income and expenses)	(112)	(40)	(4)	(140)	(296)
Net costs for Apr-Jun/2023	(124)	(42)	(8)	(215)	(389)
(1)	It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2)	It includes the effects of the intermediate remeasurement on the health care plan, which changed the benefit costing by US$ 291.
(3)	It includes the effects of the intermediate remeasurement on the health care plan, which changed the benefit costing by US$ 1,000.

13.3.3.	Contributions

In the six-month period ended June 30, 2024, the Company contributed with US$ 482 (US$ 451 in the same period of 2023), to the defined benefit plans (reducing the balance of obligations of these plans, as presented in note 13.3.2), and with US$ 115 and US$ 1, respectively, to the defined contribution portions of PP-2 and PP-3 plans (US$ 102 for PP-2 and US$ 1 for PP-3 in the same period of 2023), which were recognized in the statement of income.